Schedule of Fair Value Measurements (Details) - CAD ($)	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Other cash and cash equivalents	$ 28,396,150	$ 2,526,957
Non-current derivative financial liabilities	352,437	305,025
Other Liabilities, Current	863,340	773,891
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Other cash and cash equivalents	28,396,150	2,526,957
Non-current derivative financial liabilities	0	0
Other Liabilities, Current	0	0
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Other cash and cash equivalents	0	0
Non-current derivative financial liabilities	352,437	305,025
Other Liabilities, Current	863,340	773,891
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Other cash and cash equivalents	0	0
Non-current derivative financial liabilities	0	0
Other Liabilities, Current	$ 0	$ 0